Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
The following table represents assets and liabilities fair value measured on a recurring basis. The basis for the measurement at fair value in all cases is Level 2 – Significant Other Observable Inputs.

	As of December 31,
	2012	2011
Assets:
Foreign exchange contracts-forwards	$11	$58
Deferred compensation investments in cash surrender life insurance	77	69
Deferred compensation investments in mutual funds	23	23
Total	$111	$150
Liabilities:
Foreign exchange contracts-forwards	$82	$31
Deferred compensation plan liabilities	110	97
Total	$192	$128

Estimated Fair Values of Financial Assets and Liabilities Not Measured at Fair Value on a Recurring Basis
The estimated fair values of our other financial assets and liabilities fair value measured on a nonrecurring basis were as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,246	$1,246	$902	$902
Accounts receivable, net	2,866	2,866	2,600	2,600
Short-term debt	1,042	1,051	1,545	1,622
Long-term debt	7,447	8,040	7,088	7,496